CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net earnings (loss)	$ 140.6	$ (79.3)
Adjustments for:
Loss on disposal of Blackwater	0.0	30.2
Foreign exchange gain	(0.9)	(1.4)
Gain on disposal of Blackwater stream	(147.3)	0.0
Depreciation and depletion	196.8	194.6
Financial instrument transaction costs	0.4	3.4
Other non-cash adjustments	94.3	55.3
Income tax expense	19.7	4.3
Finance income	(0.3)	(1.1)
Finance costs	34.8	79.2
Reclamation and closure costs paid	(12.0)	(7.4)
Cash flows from (used in) operations before changes in working capital	326.1	277.8
Change in non-cash operating working capital	1.0	16.2
Income taxes (paid) recovered	(3.4)	0.8
Cash generated from operations	323.7	294.8
INVESTING ACTIVITIES
Mining interests	(247.3)	(284.2)
Proceeds from sale of Blackwater stream	300.0	0.0
Proceeds from sale of Blackwater	39.4	102.8
Proceeds from sale of Mesquite	0.0	9.1
Proceeds from sale of other assets	1.4	0.1
Investment and other financial instrument acquisitions	(36.4)	(2.1)
Interest received	0.3	1.1
Cash generated from (used by) investing activities	57.4	(173.2)
FINANCING ACTIVITIES
Issuance of senior unsecured notes, net of transaction costs	0.0	(221.6)
Proceeds from New Afton free cash flow interest obligation, net of transaction costs	0.0	296.6
Proceeds received from issuance of shares	0.2	10.2
Lease payments	(10.4)	(11.0)
Cash settlement of non-current derivative financial liabilities	(32.3)	(21.9)
Interest paid	(42.6)	(42.8)
Financing initiation costs	(1.4)	(1.4)
Repayment of credit facility	0.0	(30.0)
Cash used by financing activities	(86.5)	(21.9)
Effect of exchange rate changes on cash and cash equivalents	0.6	3.2
Change in cash and cash equivalents	295.2	102.9
Cash and cash equivalents, beginning of period	186.3	83.4
Cash and cash equivalents, end of period	481.5	186.3
Cash and cash equivalents are comprised of:
Cash	337.5	125.4
Short-term money market instruments	144.0	60.9
Cash and cash equivalents, end of period	$ 481.5	$ 186.3